Label	Element	Value
CornerCap Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the CornerCap Small-Cap Value Fund (the "Small-Cap Value Fund") is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Small-Cap Value Fund.

Shareholder Fees (Fees paid directly from your investment)

The Small-Cap Value Fund does not charge any sales charges or sales loads. If you buy or sell Investor Shares indirectly through a financial intermediary instead of directly from the Small-Cap Value Fund, you may be charged a fee by the financial intermediary.

Small-Cap Value Fund - Investor Shares Redemption Fee 1.00%*

* Subject to certain exceptions, which are described more fully under "SELLING SHARES - Redemption Fee," the Small-Cap Value Fund charges a 1.00% redemption fee (calculated as a percentage of the amount redeemed) that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of your initial purchase of shares of the Small-Cap Value Fund.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Small-Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Value Fund Investor Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small-Cap Value Fund's performance. During the most recent fiscal year, the Small-Cap Value Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Investor Shares of the Small-Cap Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Small-Cap Value Fund for the time periods indicated and then redeem all of your Investor Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small-Cap Value Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Small-Cap Value Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies. The Adviser defines small-cap companies as those companies with market capitalizations within the range of the Russell 2000® Index at the time of purchase. The market capitalization range of the Russell 2000® Index was $18.5 million to $5.0 billion as of June 30, 2017, and is expected to change frequently. Under normal circumstances, the Small-Cap Value Fund will be invested in common stocks that the Adviser believes are attractively valued relative to their growth potential or undervalued in the market. The Adviser uses Fundametrics®, the Adviser's proprietary quantitative research system, to select stocks for the Small-Cap Value Fund. Fundametrics® evaluates all stocks in the Small-Cap Value Fund's investible universe with respect to over 120 fundamental factors. Fundametrics® was designed to evaluate stocks on many of the same criteria used by a human analyst, but is done using a systematic approach intended to minimize human emotion and bias.

Buy and sell decisions are determined by a subset of factors contained within the Fundametrics® "Alpha Composite" and "Financial Warnings Overlay". The Alpha Composite is a combination of alpha seeking factors designed to identify stocks with potential for excess returns. The makeup of the Alpha Composite is primarily comprised of value-focused factors; however, for diversification purposes, it also includes additional factors, such as growth- and momentum-focused factors that the Adviser believes have low correlations to the Alpha Composite's value-focused factors. The Financial Warnings Overlay is then applied to the Small-Cap Value Fund's investible universe of stocks using a separate set of risk factors designed to identify stocks with risk levels that the Adviser believes will lead to under performance. The Financial Warnings Overlay is designed to avoid high risk stocks that otherwise have attractive valuation metrics. Potential "buy" stocks - those that score highly with respect to the Alpha Composite and pass the Financial Warnings Overlay - are then evaluated with respect to whether they would improve portfolio diversification. The Small-Cap Value Fund typically sells stocks that score low on the Alpha Composite or are flagged by the Financial Warnings Overlay as presenting unreasonable risk.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Small-Cap Value Fund normally invests more than 80% of its net assets (including borrowings for investment, if any) in equity securities of small-cap U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Small-Cap Value Fund. The principal risks of the Small-Cap Value Fund are:

Business and Company Risk: The Small-Cap Value Fund's investments in certain industries or companies in an industry may underperform other industries or companies, and the Small-Cap Value Fund's investments may be less responsive to competitive challenges or opportunities and unable to attain growth or mitigate losses in certain circumstances or economic environments.

Equity Security Risk: The prices of equity securities will fluctuate - sometimes dramatically - over time and the Small-Cap Value Fund could lose a substantial part, or even all, of its investment in a particular issue.

Management Risk: The specific securities selected by the Adviser may perform poorly and may cause the Small-Cap Value Fund to underperform other mutual funds with similar investment objectives.

Market Risk: Stock prices fluctuate in response to many factors, including the activities of individual companies and general market and economic conditions.

Portfolio Turnover Risk: As a result of its trading strategies, the Small-Cap Value Fund may have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Small-Cap Value Fund expenses, which may lower the performance of the Small-Cap Value Fund and may also result in the realization of short-term capital gains.

Real Estate Investment Trusts ("REITs") Risk: REITs are companies that invest in real estate or interests therein. Investments in real estate securities, including REITs, are subject to risks inherent in the real estate market, including risks related to possible declines in the value of and demand for real estate, which may cause the value of the Small-Cap Value Fund to decline.

Regulatory Risk: New or changing regulations of particular industries may materially impact the value of companies within the affected industry.

Sector Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Small-Cap Value Fund invests more heavily in a particular sector, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Small-Cap Value Fund may invest in more heavily will vary.

Small-Cap Company Risk: Stocks of smaller companies may have more risks than larger companies and small-cap company securities may be more susceptible to market downturns and their prices may be more volatile, subjecting the Small-Cap Value Fund to investment losses.

Undervalued Stocks Risk: The Small-Cap Value Fund will suffer losses if stocks the Adviser believes are undervalued and/or are temporarily out of favor in the market are not undervalued in the market, or they continue to be out of favor.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Small-Cap Value Fund is subject to investment risks, including the risk of losing money on an investment in the Small-Cap Value Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The chart and table provide some indication of the risks of investing in Investor Shares of the Small-Cap Value Fund by showing the changes in the performance from year to year and how the average annual returns of the Investor Shares of the Small-Cap Value Fund for one year, five and ten years and since inception compare to those of a broad-based securities market index. Updated performance information is available at www.cornercapfunds.com or by calling (888) 813-8637 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table provide some indication of the risks of investing in Investor Shares of the Small-Cap Value Fund by showing the changes in the performance from year to year and how the average annual returns of the Investor Shares of the Small-Cap Value Fund for one year, five and ten years and since inception compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 813-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cornercapfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	Performance information represents only past performance and does not necessarily indicate future results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

The calendar year-to-date total return as of June 30, 2017 was -0.65%.

During the period shown, the highest return for a quarter was 31.05% for the quarter ended June 30, 2009, and the lowest return was -31.98% for the quarter ended December 31, 2008.

The Small-Cap Value Fund's annual returns shown on the bar chart do not reflect the impact of taxes. The table below shows before and after-tax performance. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Investor Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year to Date Return, Label	rr_YearToDateReturnLabel	calendar year-to-date total return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.65%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.98%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2016)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Investor Shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Small-Cap Value Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Small-Cap Value Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The return after taxes on distributions and sale of Small-Cap Value Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Small-Cap Value Fund shares at the end of the measurement period.

CornerCap Small-Cap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	31.74%
5 Years	rr_AverageAnnualReturnYear05	15.07%
10 Years	rr_AverageAnnualReturnYear10	6.26%
Since Inception	rr_AverageAnnualReturnSinceInception	11.31%
CornerCap Small-Cap Value Fund | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.31%
5 Years	rr_AverageAnnualReturnYear05	14.46%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
CornerCap Small-Cap Value Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	412
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	713
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,568
Annual Return 2006	rr_AnnualReturn2006	11.97%
Annual Return 2007	rr_AnnualReturn2007	(4.88%)
Annual Return 2008	rr_AnnualReturn2008	(37.82%)
Annual Return 2009	rr_AnnualReturn2009	50.15%
Annual Return 2010	rr_AnnualReturn2010	28.12%
Annual Return 2011	rr_AnnualReturn2011	(7.61%)
Annual Return 2012	rr_AnnualReturn2012	13.86%
Annual Return 2013	rr_AnnualReturn2013	45.66%
Annual Return 2014	rr_AnnualReturn2014	5.58%
Annual Return 2015	rr_AnnualReturn2015	(2.06%)
Annual Return 2016	rr_AnnualReturn2016	27.97%
1 Year	rr_AverageAnnualReturnYear01	27.97%
5 Years	rr_AverageAnnualReturnYear05	17.02%
10 Years	rr_AverageAnnualReturnYear10	8.72%
Since Inception	rr_AverageAnnualReturnSinceInception	10.16%
CornerCap Small-Cap Value Fund | Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.06%
5 Years	rr_AverageAnnualReturnYear05	14.21%
10 Years	rr_AverageAnnualReturnYear10	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.79%
CornerCap Small-Cap Value Fund | Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.26%
5 Years	rr_AverageAnnualReturnYear05	12.76%
10 Years	rr_AverageAnnualReturnYear10	6.55%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%